Summary of Significant Accounting Policies - Summary of Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2020
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	30 years
Estimated residual value rate	5.00%
Annual depreciation rate	3.00%
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated residual value rate	0.00%
Bottom of range [member] | Office furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	3 years
Estimated residual value rate	0.00%
Annual depreciation rate	19.00%
Bottom of range [member] | Computer and electronic equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	2 years
Estimated residual value rate	0.00%
Annual depreciation rate	19.00%
Bottom of range [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	3 years
Estimated residual value rate	5.00%
Annual depreciation rate	18.00%
Bottom of range [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	3 years
Annual depreciation rate	20.00%
Top of range [member] | Office furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	5 years
Estimated residual value rate	5.00%
Annual depreciation rate	33.00%
Top of range [member] | Computer and electronic equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	5 years
Estimated residual value rate	5.00%
Annual depreciation rate	50.00%
Top of range [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	5 years
Estimated residual value rate	10.00%
Annual depreciation rate	32.00%
Top of range [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	5 years
Annual depreciation rate	33.00%